UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Royce Quant Small-Cap Quality Value ETF
SQLV | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Royce Quant Small-Cap Quality Value ETF	$58	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Royce Quant Small-Cap Quality Value ETF returned -7.96%. The Fund compares its performance to the Russell 2000 Index, which returned -4.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in financials and information technology (IT) sectors contributed most to relative performance.
↑	At the industry level, software (IT), banks (financials), and biotechnology (health care) contributed most to relative performance.
↑	At the position level, Argan (industrials), InterDigital (IT), and Bread Financial Holdings (financials) contributed most to relative performance.

Top detractors from performance:
↓	Stock selection in industrials, stock selection and an underweight in real estate, and stock selection in communication services sectors detracted most from relative performance.
↓	At the industry level, machinery (industrials), oil, gas & consumable fuels (energy), and health care equipment & supplies (health care) detracted most from relative performance.
↓	At the position level, Owens & Minor (health care), CVR Energy (energy), and ODP (consumer discretionary) detracted most from relative performance.
Royce Quant Small-Cap Quality Value ETF	PAGE 1	SQLV-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Royce Quant Small-Cap Quality Value ETF 7/12/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (7/12/2017)
Royce Quant Small-Cap Quality Value ETF (NAV)	-7.96	17.56	6.71
Russell 3000 Index	7.22	18.18	12.58
Russell 2000 Index	-4.01	13.27	5.99
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 10, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$24,545,726
Total Number of Portfolio Holdings*	275
Total Management Fee Paid (based on a unitary fee)	$168,663
Portfolio Turnover Rate	44%
*	Does not include derivatives, except purchased options, if any.
Royce Quant Small-Cap Quality Value ETF	PAGE 2	SQLV-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 8, 2024, shareholders of the Fund approved a change to the Fund’s fundamental investment policy regarding industry concentration.
Also effective October 8, 2024, shareholders of the Fund approved the Fund’s use of a “manager of managers” structure whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Royce Quant Small-Cap Quality Value ETF	PAGE 3	SQLV-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $150,630 in March 31, 2024 and $ 145,352 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $82,000 in March 31, 2024 and $72,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

{(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment [manager/adviser] or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.}

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in March 31, 2024 and $1,315,528 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Royce
Quant Small-Cap Quality Value ETF
Financial Statements and Other Important Information
Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 5.4%
Diversified Telecommunication Services — 0.5%
Iridium Communications Inc.	4,527	$123,678
Entertainment — 0.2%
Playstudios Inc.	33,558	42,619 *
Interactive Media & Services — 1.8%
Angi Inc.	5,301	81,688 *
Shutterstock Inc.	2,447	45,588
Taboola.com Ltd.	29,043	85,677 *
Yelp Inc.	3,101	114,830 *
Ziff Davis Inc.	2,064	77,565 *
ZipRecruiter Inc., Class A Shares	7,560	44,528 *
Total Interactive Media & Services		449,876
Media — 2.7%
AMC Networks Inc., Class A Shares	14,706	101,177 *
Entravision Communications Corp., Class A Shares	25,209	52,939
Gray Media Inc.	33,133	143,135
Ibotta Inc., Class A Shares	1,768	74,610 *
Scholastic Corp.	1,947	36,759
TEGNA Inc.	11,914	217,073
Thryv Holdings Inc.	3,236	41,453 *
Total Media		667,146
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	2,263	37,204

Total Communication Services		1,320,523
Consumer Discretionary — 11.3%
Automobile Components — 0.7%
Motorcar Parts of America Inc.	3,452	32,794 *
Phinia Inc.	2,298	97,504
Strattec Security Corp.	1,094	43,169 *
Total Automobile Components		173,467
Distributors — 0.2%
Weyco Group Inc.	1,236	37,673
Diversified Consumer Services — 1.7%
European Wax Center Inc., Class A Shares	23,411	92,474 *
Frontdoor Inc.	2,138	82,142 *
Perdoceo Education Corp.	6,440	162,159
Strategic Education Inc.	870	73,045
Total Diversified Consumer Services		409,820
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
Everi Holdings Inc.	6,658	$91,015 *
Monarch Casino & Resort Inc.	1,645	127,899
Target Hospitality Corp.	15,783	103,852 *
United Parks & Resorts Inc.	1,473	66,962 *
Total Hotels, Restaurants & Leisure		389,728
Household Durables — 1.3%
Cricut Inc., Class A Shares	28,294	145,714
Hamilton Beach Brands Holding Co., Class A Shares	4,053	78,750
Hooker Furnishings Corp.	3,824	38,393
Lifetime Brands Inc.	10,723	52,864
Total Household Durables		315,721
Leisure Products — 0.9%
AMMO Inc.	25,370	35,011 *
JAKKS Pacific Inc.	1,669	41,174
Marine Products Corp.	8,630	72,406
MasterCraft Boat Holdings Inc.	4,132	71,153 *
Total Leisure Products		219,744
Specialty Retail — 3.6%
1-800-Flowers.com Inc., Class A Shares	6,872	40,545 *
Abercrombie & Fitch Co., Class A Shares	1,635	124,865 *
Academy Sports & Outdoors Inc.	3,134	142,942
Buckle Inc.	4,581	175,544
Lands’ End Inc.	4,189	42,644 *
Monro Inc.	3,633	52,570
ODP Corp.	7,274	104,236 *
Tile Shop Holdings Inc.	8,731	56,577 *
Torrid Holdings Inc.	17,348	95,067 *
Winmark Corp.	183	58,170
Total Specialty Retail		893,160
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s Inc.	1,858	75,992
G-III Apparel Group Ltd.	4,530	123,895 *
Rocky Brands Inc.	3,683	63,974
Superior Group of Cos. Inc.	6,087	66,592
Total Textiles, Apparel & Luxury Goods		330,453

Total Consumer Discretionary		2,769,766
Consumer Staples — 2.6%
Consumer Staples Distribution & Retail — 0.6%
Andersons Inc.	3,431	147,293
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 1.0%
Cal-Maine Foods Inc.	544	$49,450
Fresh Del Monte Produce Inc.	6,306	194,414
Total Food Products		243,864
Personal Care Products — 1.0%
Lifevantage Corp.	4,015	58,539
Medifast Inc.	6,403	86,312 *
Nature’s Sunshine Products Inc.	4,629	58,094 *
USANA Health Sciences Inc.	2,091	56,394 *
Total Personal Care Products		259,339

Total Consumer Staples		650,496
Energy — 6.9%
Energy Equipment & Services — 1.6%
Cactus Inc., Class A Shares	2,713	124,337
Helix Energy Solutions Group Inc.	11,735	97,518 *
Ranger Energy Services Inc., Class A Shares	7,102	100,777
RPC Inc.	11,282	62,051
Total Energy Equipment & Services		384,683
Oil, Gas & Consumable Fuels — 5.3%
Berry Corp.	36,613	117,528
Centrus Energy Corp., Class A Shares	802	49,893 *
Civitas Resources Inc.	5,961	207,979
Core Natural Resources Inc.	2,454	189,203
Crescent Energy Co., Class A Shares	12,878	144,749
Excelerate Energy Inc., Class A Shares	2,884	82,713
International Seaways Inc.	1,117	37,084
Murphy Oil Corp.	6,810	193,404
Par Pacific Holdings Inc.	2,874	40,983 *
REX American Resources Corp.	2,199	82,617 *
SandRidge Energy Inc.	4,615	52,703
World Kinect Corp.	3,857	109,385
Total Oil, Gas & Consumable Fuels		1,308,241

Total Energy		1,692,924
Financials — 22.9%
Banks — 11.1%
Axos Financial Inc.	2,620	169,042 *
Cathay General Bancorp	4,286	184,427
Civista Bancshares Inc.	5,872	114,739
Eastern Bankshares Inc.	12,019	197,112
Evans Bancorp Inc.	2,585	100,737
Financial Institutions Inc.	3,628	90,555
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
First Financial Corp.	2,638	$129,209
Hanmi Financial Corp.	6,350	143,891
Home Bancorp Inc.	1,118	50,086
International Bancshares Corp.	3,017	190,252
MainStreet Bancshares Inc.	3,908	65,342
Mercantile Bank Corp.	2,815	122,284
Metropolitan Bank Holding Corp.	2,363	132,304 *
Midland States Bancorp Inc.	4,707	80,584
Northeast Bank	1,490	136,395
Northeast Community Bancorp Inc.	5,045	118,255
Old Second Bancorp Inc.	7,246	120,573
Parke Bancorp Inc.	4,960	93,446
Preferred Bank	1,613	134,944
S&T Bancorp Inc.	1,147	42,496
Unity Bancorp Inc.	2,920	118,844
WesBanco Inc.	2,013	62,322
Wintrust Financial Corp.	1,199	134,840
Total Banks		2,732,679
Capital Markets — 3.7%
Acadian Asset Management Inc.	3,337	86,295
Artisan Partners Asset Management Inc., Class A Shares	4,120	161,092
Cohen & Steers Inc.	631	50,638
Diamond Hill Investment Group Inc.	693	98,988
DigitalBridge Group Inc.	4,672	41,207
Donnelley Financial Solutions Inc.	1,546	67,576 *
Federated Hermes Inc.	4,395	179,184
Victory Capital Holdings Inc., Class A Shares	3,699	214,061
Total Capital Markets		899,041
Consumer Finance — 1.2%
Bread Financial Holdings Inc.	908	45,473
Dave Inc.	829	68,525 *
PROG Holdings Inc.	3,970	105,602
World Acceptance Corp.	639	80,865 *
Total Consumer Finance		300,465
Financial Services — 3.9%
Cass Information Systems Inc.	1,879	81,267
Euronet Worldwide Inc.	1,441	153,971 *
International Money Express Inc.	4,095	51,679 *
NCR Atleos Corp.	4,329	114,199 *
NMI Holdings Inc.	4,517	162,838 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Payoneer Global Inc.	18,583	$135,842 *
Paysign Inc.	19,319	40,956 *
Radian Group Inc.	3,495	115,579
Western Union Co.	10,095	106,805
Total Financial Services		963,136
Insurance — 3.0%
Ambac Financial Group Inc.	9,119	79,791 *
American Coastal Insurance Corp.	7,205	83,362
Heritage Insurance Holdings Inc.	6,875	99,137 *
Mercury General Corp.	2,044	114,260
Oscar Health Inc., Class A Shares	9,623	126,158 *
Universal Insurance Holdings Inc.	2,429	57,567
White Mountains Insurance Group Ltd.	84	161,768
Total Insurance		722,043

Total Financials		5,617,364
Health Care — 18.9%
Biotechnology — 2.2%
ACADIA Pharmaceuticals Inc.	4,791	79,578 *
Anika Therapeutics Inc.	2,556	38,417 *
Catalyst Pharmaceuticals Inc.	5,083	123,263 *
Dynavax Technologies Corp.	8,419	109,194 *
Ironwood Pharmaceuticals Inc.	26,248	38,584 *
Puma Biotechnology Inc.	18,725	55,426 *
Veracyte Inc.	2,904	86,104 *
Total Biotechnology		530,566
Health Care Equipment & Supplies — 6.0%
Avanos Medical Inc.	5,542	79,417 *
CONMED Corp.	1,383	83,519
DENTSPLY SIRONA Inc.	11,595	173,229
Embecta Corp.	6,062	77,291
Envista Holdings Corp.	7,406	127,828 *
Haemonetics Corp.	1,455	92,465 *
ICU Medical Inc.	387	53,739 *
Integer Holdings Corp.	1,059	124,973 *
Integra LifeSciences Holdings Corp.	2,260	49,697 *
iRadimed Corp.	1,550	81,344
Kewaunee Scientific Corp.	1,090	42,924 *
LeMaitre Vascular Inc.	1,296	108,734
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Omnicell Inc.	3,380	$118,165 *
OraSure Technologies Inc.	11,002	37,077 *
STAAR Surgical Co.	2,068	36,459 *
Tactile Systems Technology Inc.	4,259	56,304 *
Utah Medical Products Inc.	1,012	56,712
Varex Imaging Corp.	3,885	45,066 *
Zynex Inc.	10,863	23,899 *
Total Health Care Equipment & Supplies		1,468,842
Health Care Providers & Services — 4.1%
Addus HomeCare Corp.	1,059	104,724 *
Astrana Health Inc.	3,672	113,869 *
Castle Biosciences Inc.	3,179	63,644 *
Concentra Group Holdings Parent Inc.	7,396	160,493
CorVel Corp.	660	73,900 *
DocGo Inc.	15,114	39,901 *
National Research Corp.	4,434	56,755
Owens & Minor Inc.	11,929	107,719 *
Pediatrix Medical Group Inc.	12,577	182,241 *
Premier Inc., Class A Shares	5,322	102,608
Total Health Care Providers & Services		1,005,854
Health Care Technology — 0.5%
HealthStream Inc.	3,038	97,763
Teladoc Health Inc.	4,172	33,209 *
Total Health Care Technology		130,972
Life Sciences Tools & Services — 0.4%
Cytek Biosciences Inc.	10,540	42,265 *
Maravai LifeSciences Holdings Inc., Class A Shares	30,289	66,939 *
Total Life Sciences Tools & Services		109,204
Pharmaceuticals — 5.7%
Amneal Pharmaceuticals Inc.	8,263	69,244 *
Amphastar Pharmaceuticals Inc.	2,272	65,865 *
ANI Pharmaceuticals Inc.	586	39,233 *
Biote Corp., Class A Shares	13,270	44,189 *
Collegium Pharmaceutical Inc.	2,627	78,416 *
Harmony Biosciences Holdings Inc.	3,374	111,983 *
Innoviva Inc.	7,690	139,420 *
Ligand Pharmaceuticals Inc.	1,329	139,731 *
Organon & Co.	14,669	218,421
Pacira BioSciences Inc.	5,765	143,260 *
Prestige Consumer Healthcare Inc.	1,765	151,737 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
SIGA Technologies Inc.	15,791	$86,535 *
Supernus Pharmaceuticals Inc.	3,314	108,534 *
Total Pharmaceuticals		1,396,568

Total Health Care		4,642,006
Industrials — 14.4%
Aerospace & Defense — 0.7%
National Presto Industries Inc.	1,073	94,328
Park Aerospace Corp.	4,974	66,900
Total Aerospace & Defense		161,228
Air Freight & Logistics — 0.8%
Hub Group Inc., Class A Shares	3,297	122,549
Radiant Logistics Inc.	10,664	65,584 *
Total Air Freight & Logistics		188,133
Building Products — 2.2%
Gibraltar Industries Inc.	1,496	87,755 *
Insteel Industries Inc.	2,078	54,652
Janus International Group Inc.	11,006	79,243 *
JELD-WEN Holding Inc.	14,405	85,998 *
Masterbrand Inc.	12,414	162,127 *
Quanex Building Products Corp.	3,115	57,908
Total Building Products		527,683
Commercial Services & Supplies — 2.3%
ACCO Brands Corp.	13,554	56,791
Civeo Corp.	3,651	83,973
Ennis Inc.	5,200	104,468
Liquidity Services Inc.	1,592	49,368 *
Steelcase Inc., Class A Shares	11,046	121,064
Vestis Corp.	9,079	89,882
Virco Mfg. Corp.	6,574	62,190
Total Commercial Services & Supplies		567,736
Construction & Engineering — 1.5%
Argan Inc.	1,009	132,351
Primoris Services Corp.	2,011	115,451
Sterling Infrastructure Inc.	1,084	122,720 *
Total Construction & Engineering		370,522
Electrical Equipment — 1.8%
Array Technologies Inc.	15,921	77,535 *
Atkore Inc.	1,172	70,308
Powell Industries Inc.	623	106,116
Preformed Line Products Co.	694	97,222
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Sensata Technologies Holding PLC	4,039	$98,027
Total Electrical Equipment		449,208
Ground Transportation — 0.2%
Avis Budget Group Inc.	718	54,496 *
Machinery — 1.6%
Blue Bird Corp.	1,281	41,466 *
Omega Flex Inc.	1,108	38,536
Terex Corp.	2,706	102,233
Titan International Inc.	4,529	37,998 *
Wabash National Corp.	4,368	48,266
Worthington Enterprises Inc.	2,621	131,286
Total Machinery		399,785
Passenger Airlines — 0.6%
SkyWest Inc.	1,759	153,684 *
Professional Services — 1.8%
Heidrick & Struggles International Inc.	1,074	45,999
Kforce Inc.	1,596	78,028
Korn Ferry	2,359	160,011
RCM Technologies Inc.	2,096	32,698 *
Resources Connection Inc.	7,749	50,679
TriNet Group Inc.	953	75,516
Total Professional Services		442,931
Trading Companies & Distributors — 0.9%
Global Industrial Co.	2,602	58,285
Hudson Technologies Inc.	6,103	37,655 *
Karat Packaging Inc.	2,752	73,148
Transcat Inc.	522	38,863 *
Total Trading Companies & Distributors		207,951

Total Industrials		3,523,357
Information Technology — 12.0%
Communications Equipment — 1.2%
Extreme Networks Inc.	2,658	35,165 *
Lantronix Inc.	17,783	44,280 *
NETGEAR Inc.	5,539	135,484 *
NetScout Systems Inc.	3,696	77,653 *
Total Communications Equipment		292,582
Electronic Equipment, Instruments & Components — 5.1%
Bel Fuse Inc., Class B Shares	1,602	119,926
Benchmark Electronics Inc.	2,445	92,983
Climb Global Solutions Inc.	334	36,994
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
CTS Corp.	2,250	$93,488
Daktronics Inc.	5,251	63,957 *
ePlus Inc.	1,409	85,991 *
IPG Photonics Corp.	1,537	97,046 *
M-Tron Industries Inc.	974	43,382 *
PC Connection Inc.	1,977	123,404
Plexus Corp.	499	63,937 *
Sanmina Corp.	2,491	189,765 *
ScanSource Inc.	2,492	84,753 *
Vishay Intertechnology Inc.	6,747	107,277
Vishay Precision Group Inc.	2,229	53,697 *
Total Electronic Equipment, Instruments & Components		1,256,600
IT Services — 1.7%
DXC Technology Co.	9,882	168,488 *
Hackett Group Inc.	3,412	99,699
TSS Inc.	4,505	35,364 *
Unisys Corp.	23,165	106,327 *
Total IT Services		409,878
Semiconductors & Semiconductor Equipment — 1.2%
Cohu Inc.	3,407	50,117 *
inTEST Corp.	4,749	33,196 *
NVE Corp.	943	60,107
Penguin Solutions Inc.	4,655	80,857 *
Photronics Inc.	3,823	79,365 *
Total Semiconductors & Semiconductor Equipment		303,642
Software — 2.8%
A10 Networks Inc.	5,965	97,468
Adeia Inc.	12,335	163,069
Box Inc., Class A Shares	1,634	50,425 *
Logility Supply Chain Solutions Inc.	2,605	37,147
Mitek Systems Inc.	4,144	34,188 *
Progress Software Corp.	2,246	115,691
Teradata Corp.	3,376	75,893 *
Verint Systems Inc.	3,139	56,031 *
Viant Technology Inc., Class A Shares	3,963	49,181 *
Total Software		679,093

Total Information Technology		2,941,795
Materials — 3.8%
Chemicals — 1.5%
Core Molding Technologies Inc.	3,482	52,926 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Schedule of Investments (cont’d)
March 31, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Chemicals — continued
	Ecovyst Inc.	11,721	$72,670 *
	Innospec Inc.	1,080	102,330
	LSB Industries Inc.	5,466	36,021 *
	Rayonier Advanced Materials Inc.	17,874	102,776 *
Total Chemicals			366,723
Construction Materials — 0.3%
	United States Lime & Minerals Inc.	966	85,375
Metals & Mining — 1.0%
	Metallus Inc.	4,073	54,416 *
	Olympic Steel Inc.	1,727	54,435
	Ryerson Holding Corp.	1,645	37,769
	Worthington Steel Inc.	3,446	87,287
Total Metals & Mining			233,907
Paper & Forest Products — 1.0%
	Clearwater Paper Corp.	2,844	72,152 *
	Sylvamo Corp.	2,486	166,736
Total Paper & Forest Products			238,888

Total Materials			924,893
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
	Forestar Group Inc.	3,205	67,754 *
	RMR Group Inc., Class A Shares	5,381	89,593

Total Real Estate			157,347
Utilities — 1.1%
Electric Utilities — 1.1%
	ALLETE Inc.	2,917	191,647
	Genie Energy Ltd., Class B Shares	5,587	84,084

Total Utilities			275,731
Total Investments before Short-Term Investments (Cost — $26,323,437)			24,516,202
	Rate
Short-Term Investments — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $28,625)	4.221%	28,625	28,625 (e)
Total Investments — 100.0% (Cost — $26,352,062)			24,544,827
Other Assets in Excess of Liabilities — 0.0%††			899
Total Net Assets — 100.0%			$24,545,726

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

 Royce Quant Small-Cap Quality Value ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 6).
(e)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investments, at value (Cost — $26,352,062)	$24,544,827
Dividends receivable	13,714
Total Assets	24,558,541
Liabilities:
Investment management fee payable	12,815
Total Liabilities	12,815
Total Net Assets	$24,545,726
Net Assets:
Par value (Note 5)	$7
Paid-in capital in excess of par value	31,911,680
Total distributable earnings (loss)	(7,365,961)
Total Net Assets	$24,545,726
Shares Outstanding	650,000
Net Asset Value	$37.76
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Statement of Operations
For the Year Ended March 31, 2025

Investment Income:
Dividends	$490,287
Less: Foreign taxes withheld	(579)
Total Investment Income	489,708
Expenses:
Investment management fee (Note 2)	168,663
Total Expenses	168,663
Net Investment Income	321,045
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	708,113
Change in Net Unrealized Appreciation (Depreciation) From Investments	(2,929,855)
Net Loss on Investments	(2,221,742)
Decrease in Net Assets From Operations	$(1,900,697)
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$321,045	$340,381
Net realized gain	708,113	2,987,154
Change in net unrealized appreciation (depreciation)	(2,929,855)	1,237,689
Increase (Decrease) in Net Assets From Operations	(1,900,697)	4,565,224
Distributions to Shareholders From (Note 1):
Total distributable earnings	(329,315)	(321,630)
Decrease in Net Assets From Distributions to Shareholders	(329,315)	(321,630)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 200,000 shares issued, respectively)	—	7,722,056
Cost of shares repurchased (50,000 and 200,000 shares repurchased, respectively)	(2,288,116)	(7,750,716)
Decrease in Net Assets From Fund Share Transactions	(2,288,116)	(28,660)
Increase (Decrease) in Net Assets	(4,518,128)	4,214,934
Net Assets:
Beginning of year	29,063,854	24,848,920
End of year	$24,545,726	$29,063,854
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of period	$41.52	$35.50	$38.64	$37.85	$22.80	$26.21
Income (loss) from operations:
Net investment income	0.47	0.47	0.47	0.36	0.35	0.35
Net realized and unrealized gain (loss)	(3.74)	5.99	(3.15)	0.82	15.03	(3.42)
Total income (loss) from operations	(3.27)	6.46	(2.68)	1.18	15.38	(3.07)
Less distributions from:
Net investment income	(0.49)	(0.44)	(0.44)	(0.39)	(0.33)	(0.34)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.49)	(0.44)	(0.46)	(0.39)	(0.33)	(0.34)
Net asset value, end of period	$37.76	$41.52	$35.50	$38.64	$37.85	$22.80
Total return, based on NAV[4]	(7.96)%	18.33%	(6.88)%	3.15%	67.77%	(11.71)%
Net assets, end of period (000s)	$24,546	$29,064	$24,849	$19,320	$17,031	$11,402
Ratios to average net assets:
Gross expenses	0.60%	0.60%	0.60%	0.60%[5]	0.60%	0.60%
Net expenses	0.60	0.60	0.60	0.60 [5]	0.60	0.60
Net investment income	1.14	1.25	1.33	1.39 [5]	1.13	1.46
Portfolio turnover rate[6]	44%	101%	51%	73%	99%	95%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 1, 2021 through March 31, 2022.
[3]	For the year ended July 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,642,006	—	$0 *	$4,642,006
Other Common Stocks	19,874,196	—	—	19,874,196
Total Long-Term Investments	24,516,202	—	0 *	24,516,202
Short-Term Investments†	28,625	—	—	28,625
Total Investments	$24,544,827	—	$0 *	$24,544,827

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(435,207)	$435,207
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Royce, and Western Asset are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Fund’s Board, FTFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.
As compensation for its subadvisory services, FTFA pays Royce monthly 90% of the management fee paid by Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Fund’s Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$12,452,919
Sales	12,455,942
During the year ended March 31, 2025, in-kind transactions (Note 5) were as follows:

Contributions	—
Redemptions	$2,274,429
Realized gain (loss)*	444,135

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$26,530,146	$2,585,185	$(4,570,504)	$(1,985,319)
4. Derivative instruments and hedging activities
During the year ended March 31, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Notes to Financial Statements (cont’d)
6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00 (c)%
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00 (c)%

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$329,315	$321,630
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$18,244
Deferred capital losses*	(5,398,886)
Unrealized appreciation (depreciation)(a)	(1,985,319)
Total distributable earnings (loss) — net	$(7,365,961)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
8. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
9. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Royce Quant Small-Cap Quality Value ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Royce Quant Small-Cap Quality Value ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2025, the period August 1, 2021 through March 31, 2022 and each of the two years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the three years in the period ended March 31, 2025, the period August 1, 2021 through March 31, 2022 and each of the two years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Royce Quant Small-Cap Quality Value ETF 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$473,353
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$477,698
Royce Quant Small-Cap Quality Value ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Royce Quant Small-Cap Quality Value ETF

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Royce
Quant Small-Cap Quality Value ETF
Trustees
Alison J. Baumann*
Rohit Bhagat**
Chair
Deborah D. McWhinney
Patrick O’Connor*
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Royce & Associates, LP
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
*
Effective October 8, 2024, Ms. Baumann and Mr. O’Connor became Trustees of the Fund.
**
Effective October 8, 2024, Mr. Bhagat became Chair of the Board.
Royce Quant Small-Cap Quality Value ETF
The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Royce Quant Small-Cap Quality Value ETF
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

SQVL-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025